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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-10471
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               CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
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               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
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               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
               Credit Suisse Institutional Money Market Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3147

Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: December 31, 2003

Date of reporting period: January 1, 2003 to June 30, 2003
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ITEM 9. CONTROLS AND PROCEDURES.

(b) There were no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(2) The certifications of the Registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.


                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          Credit Suisse Institutional Money Market Fund, Inc.

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          /s/ Joseph D. Gallagher
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          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date:  September 4, 2003


          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/ Joseph D. Gallagher
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          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date:  September 4, 2003


          /s/ Michael A. Pignataro
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          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date:  September 4, 2003